UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007


Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one):    [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager:

Name:                               United Fire & Casualty Company
Address:                            118 Second Ave., S.E.
                                    Cedar Rapids, IA 52407

Form 13F File Number:               28-6427

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of the Reporting Manager:


Name:                               Dianne M. Lyons
Title:                              Vice President & Chief Financial Officer
Phone:                              319-399-5723


Signature, Place and Date of Signing:

/s/ Dianne M. Lyons                 Cedar Rapids,     IA     07/23/2007
---------------------------
Dianne M. Lyons

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  68

Form 13F Information Table Value Total:  $188,976 (in thousands)

List of Other Included Managers:         NONE

FORM 13F INFORMATION TABLE

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

                              TITLE OF                VALUE   SHARES/  SH/ PUT/ INVSTMNT  OTHER    -------VOTING AUTHORITY-------
        NAME OF ISSUER          CLASS       CUSIP   (x $1000) PRN AMT PRN  CALL  DSCRETN MANAGERS    SOLE     SHARED      NONE
===================================================================================================================================

AT&T Inc                        Common     00206R102   4,157    100,160  SH        Sole              100,160
Abbott Laboratories             Common     002824100   9,371    175,000  SH        Sole              175,000
Agilysys Inc                    Common     00847J105   7,597    337,666  SH        Sole              337,666
Alliant Energy Corporation      Common     018802108   4,747    122,200  SH        Sole              122,200
ALLTEL Corporation              Common     020039103     846     12,518  SH        Sole               12,518
American Strategic Inc Port II  Common     030099105     301     25,420  SH        Sole               25,420
Anheuser-Busch Companies Inc    Common     035229103     209      4,000  SH        Sole                4,000
BCE Inc                         Common     05534B109     560     14,823  SH        Sole               14,823
BRE Properties Inc              Common     05564E106   1,067     18,000  SH        Sole               18,000
Bank of America Corporation     Common     060505104   6,845    140,000  SH        Sole              140,000
Bemis Company Inc               Common     081437105   1,042     31,400  SH        Sole               31,400
Boeing Company                  Common     097023105   3,366     35,000  SH        Sole               35,000
Burlington Northern Santa Fe    Common     12189T104   1,376     16,158  SH        Sole               16,158
Cincinnati Financial Corp       Common     172062101  13,900    320,276  SH        Sole              320,276
Conoco Phillips                 Common     20825C104     790     10,059  SH        Sole               10,059
Cummins Inc                     Common     231021106   3,956     39,090  SH        Sole               39,090
Dean Foods Company              Common     242370104   1,538     48,261  SH        Sole               48,261
Del Monte Foods Co              Common     24522P103     244     20,097  SH        Sole               20,097
Dow Chemical Company            Common     260543103   6,191    140,000  SH        Sole              140,000
Duke Energy Corporation         Common     264399106   2,712    148,192  SH        Sole              148,192
Emerson Electric Co             Common     291011104     590     12,600  SH        Sole               12,600
Exxon Mobil Corporation         Common     30231G102   3,355     40,000  SH        Sole               40,000
Fidelity National Title Group   Common     31620R105     530      9,758  SH        Sole                9,758
Fidelity National Financial In  Common     316326107     526     22,201  SH        Sole               22,201
Arthur J Gallagher & Co         Common     363576109     288     10,321  SH        Sole               10,321
General Electric Company        Common     369604103   9,187    240,000  SH        Sole              240,000
Great Plains Energy Inc         Common     391164100     576     19,787  SH        Sole               19,787
Greater Bay Bancorp             Common     391648102     557     20,000  SH        Sole               20,000
H J Heinz Company               Common     423074103   2,136     45,000  SH        Sole               45,000
Honeywell International Inc     Common     438516106   1,970     35,000  SH        Sole               35,000
Hospira Inc                     Common     441060100     625     16,000  SH        Sole               16,000
IDEARC Inc                      Common     451663108      99      2,799  SH        Sole                2,799
Intel Corporation               Common     458140100     950     40,000  SH        Sole               40,000
JPMorgan Chase & Co             Common     46625H100   2,797     57,736  SH        Sole               57,736
Johnson & Johnson               Common     478160104   1,849     30,000  SH        Sole               30,000
Keycorp                         Common     493267108   1,202     35,000  SH        Sole               35,000
Mirant Corporation              Common     60467R100   1,209     28,342  SH        Sole               28,342
Newell Rubbermaid Inc           Common     651229106   1,347     45,766  SH        Sole               45,766
Nicor Inc                       Common     654086107   1,717     40,000  SH        Sole               40,000
Ohio Casualty Corporation       Common     677240103     433     10,000  SH        Sole               10,000
Old Republic International Cor  Common     680223104   4,777    224,690  SH        Sole              224,690
Owens Corning Inc               Common     690742101   6,748    200,644  SH        Sole              200,644
Penwest Pharmaceuticals Co.     Common     709754105     374     30,000  SH        Sole               30,000
PepsiCo Inc                     Common     713448108   1,297     20,000  SH        Sole               20,000
Pfizer Inc                      Common     717081103   1,023     40,000  SH        Sole               40,000
Piper Jaffray Cos               Common     724078100     464      8,329  SH        Sole                8,329
Procter & Gamble Company        Common     742718109   4,650     76,000  SH        Sole               76,000
Progress Energy Inc             Common     743263105     872     19,131  SH        Sole               19,131
QCR Holdings Inc                Common     74727A104   1,319     83,181  SH        Sole               83,181
Royal Dutch Shell ADR           Common     780259206   2,436     30,000  SH        Sole               30,000
SAFECO Corporation              Common     786429100   2,898     46,550  SH        Sole               46,550
Schering-Plough Corporation     Common     806605101     304     10,000  SH        Sole               10,000
Spectra Energy Corporation      Common     847560109   1,924     74,096  SH        Sole               74,096
TNT N V                         Common     87260W101     182      4,034  SH        Sole                4,034
TXU Corporation                 Common     873168108   4,038     60,000  SH        Sole               60,000
Terra Industries Inc.           Common     880915103   1,448     56,969  SH        Sole               56,969
Treehouse Foods Inc             Common     89469A104     257      9,652  SH        Sole                9,652
UAL Corporation                 Common     902549807     552     13,608  SH        Sole               13,608
U S Bancorp                     Common     902973304  25,315    768,284  SH        Sole              768,284
Vectren Corporation             Common     92240G101     718     26,658  SH        Sole               26,658
Verizon Communications Inc      Common     92343V104   2,305     55,997  SH        Sole               55,997
Wachovia Corporation            Common     929903102   1,538     30,008  SH        Sole               30,008
Wells Fargo & Company           Common     949746101   8,242    234,352  SH        Sole              234,352
Windstream Corporation          Common     97381W104     191     12,942  SH        Sole               12,942
Wintrust Financial Corporation  Common     97650W108  10,108    230,523  SH        Sole              230,523
Wisconsin Power & Light Company Preferred  976826867     226      9,100  SH        Sole                9,100
Xcel Energy  Inc.               Common     98389B100   1,842     90,000  SH        Sole               90,000
Montpelier Re Holding Ltd       Common     G62185106     170      9,189  SH        Sole                9,189
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Report Summary                    Data Records 68    188,976            0 other managers on whose behalf report is filed

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